Income Tax And Social Contribution - Summary of changes In Deferred Asset And Liability Income Tax And Social Contribution (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining balance, asset	R$ 374,448
Beginning balance, liability	(450,561)
Ending balance, asset	1,339,725
Ending balance, liability	(1,288,045)
Effect on profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset	(19,639)
Increase decrease in deferred tax liability	37,723
Reserve for grant of options and restricted shares [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset	96,181
Increase decrease in deferred tax liability
Effect on other comprehensive income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset	(61,658)
Increase decrease in deferred tax liability
Currency Translation Effect [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset	283,359
Increase decrease in deferred tax liability	(314,527)
Business combination [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset	667,034
Increase decrease in deferred tax liability	R$ (560,680)